Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Recognized Share Based Payment Expenses

The expense recognized for share‑based payments during the year is shown in the table below:

	2025	2024	2023
	US$(000s)	US$(000s)	US$(000s)
Expense arising from equity-settled share-based payment transactions:
Director and employee services received	6,128	5,085	5,835
	6,128	5,085	5,835

Summary of Fair Value of Share Options Granted

Options/Rights services	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	January 31, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	November 30, 2022
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	April 30, 2023
LTIP - employees FY2022	October 19, 2021	0.955	0.000	October 18, 2031	September 30, 2024
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
LTIP - employees FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2022
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2023
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2024
LTIP - employees FY2022	June 6, 2022	0.553	1.460	June 5, 2032	June 6, 2025
LTIP - employees FY2023	November 16, 2022	0.471	0.658	November 16, 2032	November 16, 2025
LTIP - employees FY2023	November 16, 2022	0.672	0.000	November 16, 2032	November 16, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2023
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2024
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2025
LTIP - employees FY2023	December 13, 2022	0.459	0.644	December 13, 2032	December 13, 2026
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 17, 2033	September 18,2024
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 17, 2033	September 18,2025
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 17, 2033	September 18,2026
LTIP - employees FY2024	September 18, 2023	0.153	0.264	September 17, 2033	September 18,2027
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 9, 2033	October 10, 2024
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 9, 2033	October 10, 2025
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 9, 2033	October 10, 2026
LTIP - employees FY2024	October 10, 2023	0.157	0.205	October 9, 2033	October 10, 2027
LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2024
LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2025
LTIP - employees FY2024	November 30, 2023	0.236	0.261	November 30, 2033	November 30, 2026

LTIP - employees FY2025	September 16, 2024	0.278	0.418	September 15, 2034	Monthly for 36 months
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 11, 2020
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 11, 2021
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 11, 2022
NED Plan FY2021	October 12, 2020	1.050	3.240	October 11, 2024	October 11, 2023
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 11, 2020
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 11, 2021
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 11, 2022
NED Plan FY2021	October 12, 2020	1.240	2.160	October 11, 2024	October 11, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2021
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2022
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2023
NED Plan FY2021	January 19, 2021	0.880	1.560	January 18, 2025	January 19, 2024
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2021
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2022
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2023
NED Plan FY2022	October 19, 2021	0.526	0.948	October 18, 2025	October 19, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2022
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2023
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2024
NED Plan FY2022	April 21, 2022	0.397	0.755	April 20, 2026	April 21, 2025
NED Plan FY2023	November 16, 2022	0.469	0.672	November 16, 2032	November 16, 2025
NED Plan FY2023	November 16, 2022	0.471	0.658	November 16, 2032	November 16, 2025
NED Plan FY2023	November 16, 2022	0.672	0.000	November 16, 2032	November 16, 2025
NED Plan FY2024	November 30, 2023	0.213	0.382	November 29, 2033	November 30, 2024
NED Plan FY2024	November 30, 2023	0.213	0.382	November 29, 2033	November 30, 2025
NED Plan FY2024	November 30, 2023	0.213	0.382	November 29, 2033	November 30, 2026
NED Plan FY2025	November 15, 2024	0.200	0.426	November 14, 2034	Monthly for 36 months
NED Plan FY2025	November 15, 2024	0.200	0.426	November 14, 2034	November 15, 2024
NED Plan FY2025	November 15, 2024	0.200	0.426	November 14, 2034	November 15, 2025
NED Plan FY2025	November 15, 2024	0.200	0.426	November 14, 2034	November 15, 2026
NED Plan FY2025	November 15, 2024	0.200	0.426	November 14, 2034	November 15, 2027

There has been no alteration of the terms and conditions of the above share‑based payment arrangements since the grant date.

ADS Options	Grant date	Grant date fair value US$	Exercise price US$	Expiry date	Vesting date
LTIP - employees FY2022	October 18, 2021	4.970	7.625	October 18, 2031	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	January 10, 2022	5.228	7.515	January 10, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	March 1, 2022	4.116	6.009	March 1, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	April 18, 2022	4.171	6.090	April 18, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	May 23, 2022	4.953	7.116	May 23, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	June 1, 2022	5.175	7.445	June 1, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2022	June 20, 2022	3.886	5.522	June 20, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	July 1, 2022	4.718	6.350	July 1, 2032	25% on first Anniversary then quarterly thereafter for the next 12 quarters
LTIP - employees FY2023	October 24, 2022	3.479	4.850	October 24, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	October 28, 2022	3.457	5.170	October 28, 2032	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	January 16, 2023	3.560	4.929	January 16, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	February 1, 2023	3.935	5.238	February 1, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	February 13, 2023	3.602	5.150	February 13, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2023	April 18, 2023	2.384	3.545	April 18, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2024	October 27, 2023	1.110	1.660	October 26, 2033	25% on first Anniversary then monthly for 24 months
LTIP - employees FY2024	October 27, 2023	0.691	1.660	October 26, 2033	Hurdles December 31, 2027 and December 31, 2028
LTIP - employees FY2024	November 1, 2023	1.082	1.660	November 1, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2024	November 20, 2023	1.327	1.830	November 19, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2024	November 22, 2023	1.316	1.890	November 21, 2033	25% on first, second, third and fourth Anniversary
LTIP - employees FY2024	February 1, 2024	1.940	2.760	February 1, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2024	April 1, 2024	2.820	4.140	March 31, 2034	Over 18 month period or otherwise determined by board
LTIP - employees FY2024	April 3, 2024	2.770	3.950	April 2, 2034	Monthly for 36 months
LTIP - employees FY2024	April 8, 2024	2.640	3.750	April 7, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2024	May 1, 2024	2.310	3.340	April 30, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2024	June 3, 2024	1.860	2.660	June 2, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2025	Sept 16, 2024	2.130	3.150	Sept 15, 2034	Monthly for 36 months
LTIP - employees FY2025	Sept 16, 2024	1.518	3.150	Sept 15, 2034	Hurdles December 31, 2027 and December 31, 2028
LTIP - employees FY2025	Sept 16, 2024	2.170	3.150	Sept 15, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2025	Sept 16, 2024	2.180	3.150	Sept 15, 2034	Monthly for 36 months
LTIP - employees FY2025	Sept 16, 2024	1.170	3.150	December 9, 2026	Fully vested on separation
LTIP - employees FY2025	November 4 , 2024	2.530	4.340	November 3, 2034	25% on first Anniversary then monthly for 36 months
LTIP - employees FY2025	December 12 , 2024	2.020	3.300	December 12, 2034	25% on first Anniversary then monthly for 36 months

(c)
Fair value of share options granted

Where relevant, the expected life used in the model has been adjusted based on management’s best estimate for the effects of non‑transferability, exercise restrictions (including the probability of meeting conditions attached to the option), and behavioral considerations. Expected volatility is based on the historical share price volatility over the past 4 or 5 years.

Options/Rights services	Grant date share price US$	Exercise price US$	Fair value per option US$	Expected volatility	Option life	Dividend yield	Risk free interest rate	Model used
LTIP - director FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2018	0.340	0.920	0.260	66.00%	5 years	0%	2.09%	Binomial
LTIP - employees FY2019	0.480	0.608	0.180	57.00%	4 years	0%	2.04%	Binomial
LTIP - employees FY2022	0.955	0.948	0.526	74.78%	4 years	0%	0.25%	Binomial
LTIP - employees FY2022	0.955	nil	0.955	na	10 years	0%	n/a	n/a
LTIP - employees FY2022	0.901	1.460	0.553	75.00%	6.5 years	0%	3.40%	Binomial
LTIP - employees FY2023	0.672	0.658	0.471	75.00%	6.5 years	0%	3.60%	Binomial
LTIP - employees FY2023	0.672	nil	0.672	75.00%	10 years	0%	3.70%	Binomial
LTIP - employees FY2023	0.643	0.644	0.459	75.00%	7 years	0%	3.30%	Binomial
LTIP - employees FY2024	0.238	0.263	0.153	67.50%	6.5 years	0%	4.10%	Binomial
LTIP - employees FY2024	0.225	0.205	0.157	67.50%	7 years	0%	4.30%	Binomial
LTIP - employees FY2024	0.334	0.261	0.236	67.50%	6.5 years	0%	4.20%	Binomial
LTIP - employee FY2025	0.431	0.282	0.279	70.24%-74.54%	5.04-6.5 years	0%	3.45%-3.57%	Black-Scholes
NED Plan FY2016	0.280	0.360	0.140	65.00%	5 years	0%	2.09%	Binomial
NED Plan FY2019	0.420	0.625	0.150	58.00%	4 years	0%	2.04%	Binomial
NED Plan FY2021	2.190	2.160	1.240	77.25%	4 years	0%	0.25%	Binomial
NED Play FY2021	2.190	3.240	1.050	77.25%	4 years	0%	0.25%	Binomial
NED Plan FY2021	1.560	1.560	0.880	77.01%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.955	0.945	0.526	74.78%	4 years	0%	0.25%	Binomial
NED Plan FY2022	0.741	0.755	0.397	75.00%	3.5 years	0%	2.70%	Binomial
NED Plan FY2023	0.672	0.672	0.469	75.00%	6.5 years	0%	3.60%	Binomial
NED Plan FY2023	0.672	0.658	0.471	75.00%	6.5 years	0%	3.60%	Binomial
NED Plan FY2023	0.672	nil	0.672	75.00%	10 years	0%	3.70%	Binomial
NED Plan FY2024	0.334	0.382	0.334	67.50%	6.5 years	0%	4.20%	Binomial
NED Plan FY2025	0.200	0.423	0.198	60.14-70.14%	5-5.6 years	0%	4.40%	Black-Scholes

ADS Options	Grant date share price US$	Exercise price US$	Fair value per ADS option US$	Expected volatility	ADS Option life	Dividend yield	Risk free interest rate	Model used
LTIP - employee 2022	7.240	7.625	4.970	75.00%	7 years	0%	1.40%	Binomial
LTIP - employee 2022	7.500	7.515	5.228	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.925	6.009	4.116	75.00%	7 years	0%	1.70%	Binomial
LTIP - employee 2022	5.915	6.090	4.171	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.000	7.116	4.953	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2022	7.309	7.445	5.175	75.00%	7 years	0%	3.00%	Binomial
LTIP - employee 2022	5.500	5.522	3.886	75.00%	7 years	0%	3.40%	Binomial
LTIP - employee 2023	6.600	6.350	4.718	75.00%	7 years	0%	2.90%	Binomial
LTIP - employee 2023	4.810	4.850	3.479	75.00%	7 years	0%	4.30%	Binomial
LTIP - employee 2023	4.850	5.170	3.457	75.00%	7 years	0%	4.10%	Binomial
LTIP - employee 2023	4.959	4.929	3.560	75.00%	7 years	0%	3.60%	Binomial
LTIP - employee 2023	5.450	5.238	3.935	75.00%	7 years	0%	3.50%	Binomial
LTIP - employee 2023	5.030	5.150	3.602	75.00%	7 years	0%	3.80%	Binomial
LTIP - employee 2023	3.360	3.545	2.384	75.00%	7 years	0%	3.60%	Binomial
LTIP - employee 2024	1.660	1.660	1.110	67.50%	6.5 years	0%	4.90%	Binomial
LTIP - employee 2024	1.660	1.660	0.691	67.50%	7.6 years	0%	4.90%	Binomial
LTIP - employee 2024	1.630	1.660	1.082	67.50%	6.5 years	0%	4.70%	Binomial
LTIP - employee 2024	1.920	1.830	1.327	67.50%	7 years	0%	4.50%	Binomial
LTIP - employee 2024	1.920	1.890	1.316	67.50%	7 years	0%	4.50%	Binomial
LTIP - employee 2024	2.760	2.760	1.830	71.71%	6 years	0%	3.81%	Binomial
LTIP - employee 2024	3.030	3.030	2.740	71.64%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	4.140	4.140	3.160	70.68%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	3.950	3.950	3.010	70.68%	6 years	0%	4.34%	Binomial
LTIP - employee 2024	3.750	3.750	2.490	70.72%	6 years	0%	4.43%	Binomial
LTIP - employee 2024	3.290	3.340	2.180	70.76%	6 years	0%	4.65%	Binomial
LTIP - employee 2024	2.660	2.660	1.750	69.85%	6 years	0%	4.41%	Binomial
LTIP - employee 2025	3.325	3.150	1.520	70.00%	4.29 years	0%	3.37%	Monte Carlo
LTIP - employee 2025	3.330	3.150	2.130	70.24-74.54%	5-6.5 years	0%	3.38 - 3.45%	Black-Scholes
LTIP - employees FY2025	3.330	3.150	2.170	69.30%-73.61%	5.3-7 years	0%	3.40-3.47%	Black-Scholes
LTIP - employees FY2025	3.330	3.150	2.180	69.30%-73.61%	5.3-7 years	0%	3.40-3.47%	Black-Scholes
LTIP - employees FY2025	3.330	3.150	1.170	73.73%	1.23 years	0%	3.81%	Black-Scholes
LTIP - employees FY2025	4.210	4.340	2.530	68.00% -87.00%	5.1 - 7 years	0%	4.18 - 4.25%	Black-Scholes
LTIP - employees FY2025	3.300	3.300	2.020	69.00% - 87.53%	5.1 -7 years	0%	4.17 - 4.24%	Black-Scholes
Contractor - 2024	3.030	3.030	2.020	71.64%	6 years	0%	4.27%	Binomial
Contractor - 2024	4.140	4.140	2.740	70.68%	6 years	0%	4.34%	Binomial

Summary of Share/Rights Options Outstanding

The following reconciles the share/rights options outstanding at the beginning and end of the year:

	2025		2024		2023
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	35,300,000	0.89	25,450,000	1.04	22,988,000	1.16
Granted during the year:
To employees and directors under the LTIP and NED Plan	16,127,200	0.65	9,850,000	0.30	10,050,000	0.58
Exercised during the year	(156,250)	0.21	—	—	(6,613,000)	0.62
Expired during the year	(7,481,867)	2.71	—	—	(975,000)	0.61
Balance at end of the year	43,789,083	0.51	35,300,000	0.89	25,450,000	1.04
Exercisable at end of year	24,354,341	0.60	20,024,203	1.19	10,842,234	1.48

American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share/Rights Options Outstanding

The following reconciles the ADS options outstanding at the beginning and end of the year:

	2025		2024		2023
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	5,748,000	2.64	1,505,000	5.81	925,000	6.75
Granted during the year:
To employees and directors under the LTIP and NED Plan	6,333,500	3.53	4,768,000	1.97	755,000	5.07
Exercised during the year	(7,500)	1.89	—	—	—	—
Expired during the year	(5,094,457)	2.90	(525,000)	5.62	(175,000)	7.62
Balance at end of the year	6,979,543	3.26	5,748,000	2.64	1,505,000	5.81
Exercisable at end of year	2,138,378	3.52	537,914	6.01	250,000	6.70

The ADS options outstanding at the end of the year has a weighted average exercise price of US$3.52 (2024:US$6.01, 2023:US$6.70) and a weighed average remaining contractual life of 3,159 days (2024:3,329 days, 2023:3,158)

Movements in contractor ADS options during the year

The following reconciles the contractor ADS options outstanding at the beginning and end of the year:

	2025		2024		2023
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	277,000	3.14	—	—	—	—
Granted during the year:
To contractors under additional terms	—	—	277,000	3.14	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	(169,284)	3.14	—	—	—	—
Balance at end of the year	107,716	3.14	277,000	3.14	—	—
Exercisable at end of year	107,716	3.14	39,220	3.16	—	—

Contractor American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share/Rights Options Outstanding

The following reconciles the contractor ADS options outstanding at the beginning and end of the year:

	2025		2024		2023
	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$	Number of options and rights	Weighted average exercise price US$
Balance at beginning of year	277,000	3.14	—	—	—	—
Granted during the year:
To contractors under additional terms	—	—	277,000	3.14	—	—
Exercised during the year	—	—	—	—	—	—
Expired during the year	(169,284)	3.14	—	—	—	—
Balance at end of the year	107,716	3.14	277,000	3.14	—	—
Exercisable at end of year	107,716	3.14	39,220	3.16	—	—